Convertible Debentures - META Growth (Details) - Unsecured convertible debentures $ / shares in Units, $ in Thousands	Dec. 10, 2020 CAD ($) $ / shares	Nov. 18, 2020 CAD ($) $ / shares shares	Dec. 14, 2019 CAD ($) $ / shares	Nov. 14, 2019 CAD ($) $ / shares	Jun. 17, 2019 CAD ($) $ / shares	Apr. 10, 2019 CAD ($) $ / shares	Nov. 28, 2018 $ / shares
Disclosure of detailed information about borrowings [line items]
Fair value liability component | $	$ 1,062		$ 1,707	$ 1,707	$ 2,732	$ 7,138
Warrant, measurement input			0.22
Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price	$ 0.22		$ 0.252	$ 0.252	$ 0.75	$ 0.75	$ 0.75
Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price	$ 3.30			$ 3.78	$ 11.25	$ 11.25	$ 11.25
Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Fair value liability component | $		$ 18,809
Meta Growth Corp. | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price		$ 0.22
Meta Growth Corp. | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price		$ 3.30
Shares issued for debt | shares		6,409,090
Equity Conversion Option | Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Fair value liability component | $		$ 9,008
Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input	0.15			0.22	0.22	0.22
Risk Adjusted discount rate | Meta Growth Corp.
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input		0.15